Distribution Date:	10/13/22	COMM 2013-CCRE7 Mortgage Trust
Determination Date:	10/06/22
Next Distribution Date:	11/14/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Situs Holdings, LLC
Bond / Collateral Reconciliation - Balances	8		Attn: Stacey Ciarlanti	SSNotices@situsamc.com
Current Mortgage Loan and Property Stratification	9-13		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	Perella Weinberg Partners Asset Based Value Strategy
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12625FAA4	0.716000%	71,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12625FAB2	2.022000%	77,842,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12625FAC0	2.739000%	82,273,000.00	2,316,284.09	2,316,284.09	5,286.92	0.00	0.00	2,321,571.01	0.00	0.00%	30.00%
A-3	12625FAD8	2.929000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	12625FAG1	3.497000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	12625FAJ5	2.781000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12625FAE6	3.213000%	273,430,000.00	167,016,154.38	10,141,564.63	447,185.75	0.00	0.00	10,588,750.38	156,874,589.75	63.16%	30.00%
A-M	12625FAS5	3.314000%	79,580,000.00	79,580,000.00	0.00	219,773.43	0.00	0.00	219,773.43	79,580,000.00	44.47%	21.50%
B	12625FAU0	3.613000%	58,515,000.00	58,515,000.00	0.00	176,178.91	0.00	0.00	176,178.91	58,515,000.00	30.73%	15.25%
C	12625FAY2	4.060741%	35,110,000.00	35,110,000.00	0.00	118,810.52	0.00	0.00	118,810.52	35,110,000.00	22.48%	11.50%
D	12625FBA3	4.385741%	39,790,000.00	39,790,000.00	0.00	145,423.87	0.00	0.00	145,423.87	39,790,000.00	13.14%	7.25%
E	12625FBC9	4.385741%	8,192,000.00	8,192,000.00	0.00	29,939.99	0.00	0.00	29,939.99	8,192,000.00	11.21%	6.38%
F	12625FBE5	4.385741%	9,362,000.00	9,362,000.00	0.00	34,216.09	0.00	0.00	34,216.09	9,362,000.00	9.02%	5.38%
G	12625FBG0	4.385741%	17,555,000.00	17,555,000.00	0.00	64,159.74	0.00	0.00	64,159.74	17,555,000.00	4.89%	3.50%
H*	12625FBJ4	4.385741%	32,768,992.00	20,838,185.19	0.00	66,805.08	0.00	0.00	66,805.08	20,838,185.19	0.00%	0.00%
V	12625FBL9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12625FBN5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12625FBQ8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,242,994.02	438,274,623.66	12,457,848.72	1,307,780.30	0.00	0.00	13,765,629.02	425,816,774.94

X-A	12625FAF3	1.144861%	734,950,000.00	248,912,438.47	0.00	237,475.16	0.00	0.00	237,475.16	236,454,589.75
X-B	12625FAQ9	0.604835%	93,625,000.00	93,625,000.00	0.00	47,189.75	0.00	0.00	47,189.75	93,625,000.00
Notional SubTotal			828,575,000.00	342,537,438.47	0.00	284,664.91	0.00	0.00	284,664.91	330,079,589.75

Deal Distribution Total					12,457,848.72	1,592,445.21	0.00	0.00	14,050,293.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12625FAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12625FAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12625FAC0	28.15363594	28.15363594	0.06426069	0.00000000	0.00000000	0.00000000	0.00000000	28.21789664	0.00000000
A-3	12625FAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	12625FAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	12625FAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12625FAE6	610.81868990	37.09016798	1.63546703	0.00000000	0.00000000	0.00000000	0.00000000	38.72563501	573.72852193
A-M	12625FAS5	1,000.00000000	0.00000000	2.76166662	0.00000000	0.00000000	0.00000000	0.00000000	2.76166662	1,000.00000000
B	12625FAU0	1,000.00000000	0.00000000	3.01083329	0.00000000	0.00000000	0.00000000	0.00000000	3.01083329	1,000.00000000
C	12625FAY2	1,000.00000000	0.00000000	3.38395101	0.00000000	0.00000000	0.00000000	0.00000000	3.38395101	1,000.00000000
D	12625FBA3	1,000.00000000	0.00000000	3.65478437	0.00000000	0.00000000	0.00000000	0.00000000	3.65478437	1,000.00000000
E	12625FBC9	1,000.00000000	0.00000000	3.65478394	0.00000000	0.00000000	0.00000000	0.00000000	3.65478394	1,000.00000000
F	12625FBE5	1,000.00000000	0.00000000	3.65478423	0.00000000	0.00000000	0.00000000	0.00000000	3.65478423	1,000.00000000
G	12625FBG0	1,000.00000000	0.00000000	3.65478439	0.00000000	0.00000000	0.00000000	0.00000000	3.65478439	1,000.00000000
H	12625FBJ4	635.91169329	0.00000000	2.03866753	0.28545248	26.07872986	0.00000000	0.00000000	2.03866753	635.91169329
V	12625FBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12625FBN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12625FBQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12625FAF3	338.67941829	0.00000000	0.32311744	0.00000000	0.00000000	0.00000000	0.00000000	0.32311744	321.72881114
X-B	12625FAQ9	1,000.00000000	0.00000000	0.50402937	0.00000000	0.00000000	0.00000000	0.00000000	0.50402937	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	5,286.92	0.00	5,286.92	0.00	0.00	0.00	5,286.92	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/22 - 09/30/22	30	0.00	447,185.75	0.00	447,185.75	0.00	0.00	0.00	447,185.75	0.00
X-A	09/01/22 - 09/30/22	30	0.00	237,475.16	0.00	237,475.16	0.00	0.00	0.00	237,475.16	0.00
X-B	09/01/22 - 09/30/22	30	0.00	47,189.75	0.00	47,189.75	0.00	0.00	0.00	47,189.75	0.00
A-M	09/01/22 - 09/30/22	30	0.00	219,773.43	0.00	219,773.43	0.00	0.00	0.00	219,773.43	0.00
B	09/01/22 - 09/30/22	30	0.00	176,178.91	0.00	176,178.91	0.00	0.00	0.00	176,178.91	0.00
C	09/01/22 - 09/30/22	30	0.00	118,810.52	0.00	118,810.52	0.00	0.00	0.00	118,810.52	0.00
D	09/01/22 - 09/30/22	30	0.00	145,423.87	0.00	145,423.87	0.00	0.00	0.00	145,423.87	0.00
E	09/01/22 - 09/30/22	30	0.00	29,939.99	0.00	29,939.99	0.00	0.00	0.00	29,939.99	0.00
F	09/01/22 - 09/30/22	30	0.00	34,216.09	0.00	34,216.09	0.00	0.00	0.00	34,216.09	0.00
G	09/01/22 - 09/30/22	30	0.00	64,159.74	0.00	64,159.74	0.00	0.00	0.00	64,159.74	0.00
H	09/01/22 - 09/30/22	30	845,219.70	76,159.07	0.00	76,159.07	9,353.99	0.00	0.00	66,805.08	854,573.69
Totals			845,219.70	1,601,799.20	0.00	1,601,799.20	9,353.99	0.00	0.00	1,592,445.21	854,573.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12625FAS5	3.314000%	79,580,000.00	79,580,000.00	0.00	219,773.43	0.00	0.00	219,773.43	79,580,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12625FAU0	3.613000%	58,515,000.00	58,515,000.00	0.00	176,178.91	0.00	0.00	176,178.91	58,515,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12625FAY2	4.060741%	35,110,000.00	35,110,000.00	0.00	118,810.52	0.00	0.00	118,810.52	35,110,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,205,000.03	173,205,000.00	0.00	514,762.86	0.00	0.00	514,762.86	173,205,000.00

Exchangeable Certificate Details
PEZ	12625FAW6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	14,050,293.93
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	2.757000
Next Period 1 Month LIBOR %	3.346000
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,615,376.02	Master Servicing Fee	7,240.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,753.10
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	4,583.35
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	13,576.85
Total Interest Collected	1,615,376.02

Principal		Expenses/Reimbursements
Scheduled Principal	1,126,085.73	Reimbursement for Interest on Advances	(184.99)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	11,331,762.99	Special Servicing Fees (Monthly)	5,273.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,765.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,500.00
Total Principal Collected	12,457,848.72	Total Expenses/Reimbursements	9,353.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,592,445.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,457,848.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,050,293.93
Total Funds Collected	14,073,224.74	Total Funds Distributed	14,073,224.77

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	438,274,623.66	438,274,623.66	Beginning Certificate Balance	438,274,623.66
(-) Scheduled Principal Collections	1,126,085.73	1,126,085.73	(-) Principal Distributions	12,457,848.72
(-) Unscheduled Principal Collections	11,331,762.99	11,331,762.99	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	425,816,774.94	425,816,774.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	438,743,342.02	438,743,342.02	Ending Certificate Balance	425,816,774.94
Ending Actual Collateral Balance	426,290,511.98	426,290,511.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	170,604,768.03	40.07%	6	4.3451	NAP	Defeased	18	170,604,768.03	40.07%	6	4.3451	NAP
9,999,999 or less	16	78,468,237.23	18.43%	5	4.6259	2.068480	1.39 or less	5	69,789,566.49	16.39%	5	4.7786	0.619019
10,000,000 to 24,999,999	5	68,029,200.32	15.98%	5	4.3597	2.271006	1.40 to 1.44	1	56,807,116.20	13.34%	6	4.1737	1.430000
25,000,000 to 39,999,999	2	51,907,453.16	12.19%	6	4.7648	0.438096	1.45 to 1.54	1	8,720,632.23	2.05%	6	5.2860	1.510000
40,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.64	3	21,575,714.68	5.07%	6	4.3860	1.564896
55,000,000 to 69,999,999	1	56,807,116.20	13.34%	6	4.1737	1.430000	1.65 to 1.74	2	13,848,941.55	3.25%	5	4.3586	1.724069
70,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.75 to 1.84	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	425,816,774.94	100.00%	6	4.4275	1.676948	1.85 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
							2.00 or greater	12	84,470,035.76	19.84%	5	4.4076	2.670008
							Totals	42	425,816,774.94	100.00%	6	4.4275	1.676948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	170,604,768.03	40.07%	6	4.3451	NAP
							Defeased	26	170,604,768.03	40.07%	6	4.3451	NAP
Alabama	1	1,879,690.65	0.44%	11	5.0400	1.590000
							Industrial	1	11,307,625.84	2.66%	3	5.1500	1.010000
Arizona	1	3,773,944.56	0.89%	5	4.7700	2.030000
							Lodging	9	54,573,670.37	12.82%	5	4.6980	2.450201
Arkansas	1	3,287,243.86	0.77%	5	4.2485	1.370000
							Mixed Use	2	30,748,301.27	7.22%	5	4.0137	2.417284
California	4	40,935,870.70	9.61%	5	4.2504	2.029075
							Mobile Home Park	1	7,354,199.28	1.73%	5	4.4500	1.710000
Connecticut	1	25,252,923.61	5.93%	6	4.5345	(0.060000)
							Multi-Family	1	2,300,605.71	0.54%	6	4.5500	3.660000
Florida	1	56,807,116.20	13.34%	6	4.1737	1.430000
							Office	2	51,907,453.16	12.19%	6	4.7648	0.438096
Georgia	2	18,949,368.85	4.45%	5	4.7743	2.393935
							Retail	12	97,020,151.28	22.78%	6	4.2820	1.624183
Illinois	1	2,666,989.47	0.63%	6	5.2860	1.510000
							Totals	54	425,816,774.94	100.00%	6	4.4275	1.676948
Indiana	1	6,827,499.60	1.60%	5	4.2900	2.380000

Louisiana	1	1,869,680.68	0.44%	6	4.5100	1.570000

Michigan	1	2,300,605.71	0.54%	6	4.5500	3.660000

Minnesota	1	3,047,987.96	0.72%	6	5.2860	1.510000

Mississippi	1	1,014,160.13	0.24%	6	4.5100	1.570000

Missouri	1	3,287,243.63	0.77%	5	4.2485	1.380000

New Jersey	1	11,307,625.84	2.66%	3	5.1500	1.010000

New York	1	15,975,769.70	3.75%	5	3.7845	3.210000

North Carolina	1	2,829,851.08	0.66%	5	4.5660	2.670000

North Dakota	1	3,005,654.80	0.71%	6	5.2860	1.510000

Oregon	1	6,494,742.27	1.53%	5	4.2550	1.740000

Pennsylvania	1	26,654,529.55	6.26%	6	4.9830	0.910000

Utah	2	9,120,076.14	2.14%	5	4.7581	2.621788

Virginia	2	7,923,431.92	1.86%	5	4.8200	2.631889

Totals	54	425,816,774.94	100.00%	6	4.4275	1.676948

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	170,604,768.03	40.07%	6	4.3451	NAP	Defeased	18	170,604,768.03	40.07%	6	4.3451	NAP
	4.2499% or less	5	93,290,604.72	21.91%	6	4.0823	1.916142	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	42,358,299.69	9.95%	5	4.3318	1.817584	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	45,790,999.38	10.75%	6	4.5778	1.003381	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	8	73,772,103.12	17.32%	5	5.0160	1.614237	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	425,816,774.94	100.00%	6	4.4275	1.676948	49 months or greater	24	255,212,006.91	59.93%	6	4.4825	1.648744
								Totals	42	425,816,774.94	100.00%	6	4.4275	1.676948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	170,604,768.03	40.07%	6	4.3451	NAP	Defeased	18	170,604,768.03	40.07%	6	4.3451	NAP
	57 months or less	24	255,212,006.91	59.93%	6	4.4825	1.648744	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	58 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	24	255,212,006.91	59.93%	6	4.4825	1.648744
	Totals	42	425,816,774.94	100.00%	6	4.4275	1.676948	Totals	42	425,816,774.94	100.00%	6	4.4275	1.676948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	170,604,768.03	40.07%	6	4.3451	NAP				None
Underwriter's Information		2	13,644,124.69	3.20%	6	5.0060	1.531651
	12 months or less	20	203,605,726.83	47.82%	6	4.3449	1.788776
	13 months to 24 months	2	37,962,155.39	8.92%	5	5.0327	0.939787
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	425,816,774.94	100.00%	6	4.4275	1.676948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	30292107	RT	Lakeland	FL	Actual/360	4.174%	198,078.28	143,160.49	0.00	N/A	04/06/23	--	56,950,276.69	56,807,116.20	10/06/22
5	30304780	OF	San Jose	CA	Actual/360	3.950%	132,897.68	104,370.94	0.00	N/A	04/06/23	--	40,373,978.92	40,269,607.98	10/06/22
7	30304793	OF	Pittsburgh	PA	Actual/360	4.983%	110,934.23	60,516.37	0.00	N/A	04/06/23	--	26,715,045.92	26,654,529.55	10/06/22
8	30304794	OF	Hartford	CT	Actual/360	4.535%	95,654.17	60,782.54	0.00	N/A	04/06/23	--	25,313,706.15	25,252,923.61	02/06/22
9	30304805	LO	Various	Various	Actual/360	4.520%	70,199.52	44,834.02	0.00	N/A	04/01/23	--	18,637,041.68	18,592,207.66	10/01/22
10	30304804	LO	Various	Various	Actual/360	4.300%	64,404.90	44,466.82	0.00	N/A	04/01/23	--	17,973,461.28	17,928,994.46	10/01/22
14	30291955	MU	New York	NY	Actual/360	3.785%	50,517.61	42,497.48	0.00	N/A	03/06/23	--	16,018,267.18	15,975,769.70	10/06/22
15	30292048	RT	Modesto	CA	Actual/360	4.515%	58,812.44	37,627.18	0.00	N/A	04/06/23	--	15,631,213.99	15,593,586.81	10/06/22
16	30291963	LO	San Diego	CA	Actual/360	3.973%	46,302.56	53,698.16	0.00	N/A	03/06/23	--	13,986,929.49	13,933,231.33	10/06/22
17	30304792	MU	Los Angeles	CA	Actual/360	4.261%	52,591.70	36,817.63	0.00	N/A	04/06/23	--	14,809,349.20	14,772,531.57	10/06/22
21	30291959	LO	Jekyll Island	GA	Actual/360	4.949%	49,769.04	27,618.77	0.00	N/A	03/06/23	--	12,067,660.65	12,040,041.88	10/06/22
22	30304803	MU	Lake Forest	IL	Actual/360	4.460%	42,731.88	27,871.71	0.00	N/A	04/01/23	--	11,497,366.90	11,469,495.19	10/01/22
23	30291679	OF	Chicago	IL	Actual/360	4.250%	40,133.33	11,331,762.99	0.00	N/A	01/06/23	--	11,331,762.99	0.00	10/06/22
24	30304778	IN	Jersey City	NJ	Actual/360	5.150%	48,638.52	25,621.05	0.00	N/A	01/06/23	--	11,333,246.89	11,307,625.84	10/06/22
25	30291988	LO	Various	Various	Actual/360	5.286%	38,637.17	50,575.94	0.00	N/A	04/06/23	--	8,771,208.17	8,720,632.23	10/06/22
27	30291949	MF	Houston	TX	Actual/360	3.883%	26,332.13	21,327.17	0.00	N/A	03/06/23	--	8,137,142.08	8,115,814.91	10/06/22
29	30304777	RT	Tucson	AZ	Actual/360	4.290%	28,401.83	19,790.90	0.00	N/A	03/06/23	--	7,944,567.12	7,924,776.22	10/06/22
30	30291954	MF	Fayetteville	NC	Actual/360	4.739%	31,022.45	18,473.94	0.00	N/A	03/06/23	--	7,854,612.69	7,836,138.75	10/06/22
31	30291996	SS	Various	Various	Actual/360	4.590%	29,276.52	18,355.65	0.00	N/A	04/06/23	--	7,653,992.14	7,635,636.49	10/06/22
32	30304790	MH	Fontana	CA	Actual/360	4.450%	27,338.56	17,996.13	0.00	N/A	03/06/23	--	7,372,195.41	7,354,199.28	10/06/22
33	30304789	RT	Tifton	GA	Actual/360	4.470%	25,800.06	16,864.36	0.00	N/A	03/06/23	--	6,926,191.33	6,909,326.97	10/06/22
34	30304776	RT	Lafayette	IN	Actual/360	4.290%	24,469.27	17,050.62	0.00	N/A	03/06/23	--	6,844,550.22	6,827,499.60	10/06/22
36	30304774	RT	Gresham	OR	Actual/360	4.255%	23,087.04	16,291.57	0.00	N/A	03/06/23	--	6,511,033.84	6,494,742.27	10/06/22
37	30291971	LO	Suffolk	VA	Actual/360	4.928%	24,245.41	20,733.56	0.00	N/A	03/06/23	--	5,904,513.83	5,883,780.27	10/06/22
39	30304773	LO	Salt Lake City	UT	Actual/360	4.735%	22,181.29	13,229.27	0.00	N/A	03/06/23	--	5,621,447.27	5,608,218.00	10/06/22
40	30304771	LO	Sierra Vista	AZ	Actual/360	4.605%	20,535.15	12,806.16	0.00	N/A	03/06/23	--	5,351,178.05	5,338,371.89	10/06/22
41	30304772	LO	San Diego	CA	Actual/360	4.710%	19,206.31	17,417.69	0.00	N/A	04/06/23	--	4,893,326.21	4,875,908.52	10/06/22
42	30304800	OF	Raleigh	NC	Actual/360	4.600%	18,973.46	11,785.20	0.00	N/A	04/01/23	--	4,949,597.44	4,937,812.24	10/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
43	30304801	RT	Various	Various	Actual/360	4.510%	18,548.80	11,887.98	0.00	04/01/23	06/01/25	--	4,935,380.44	4,923,492.46	10/01/22
44	30304785	MU	New York	NY	Actual/360	4.279%	18,266.10	10,364.97	0.00	N/A	04/06/23	--	5,122,534.40	5,112,169.43	10/06/22
45	30304770	LO	Phoenix	AZ	Actual/360	4.795%	17,272.73	15,371.66	0.00	N/A	03/06/23	--	4,322,686.31	4,307,314.65	10/06/22
46	30304769	RT	Gridley	CA	Actual/360	4.290%	16,487.62	11,488.88	0.00	N/A	03/06/23	--	4,611,922.79	4,600,433.91	10/06/22
47	30304768	MF	New Orleans	LA	Actual/360	4.890%	16,176.17	13,890.18	0.00	N/A	04/06/23	--	3,969,612.29	3,955,722.11	10/06/22
49	30304784	RT	Phoenix	AZ	Actual/360	4.770%	15,050.60	12,370.28	0.00	N/A	03/06/23	--	3,786,314.84	3,773,944.56	10/06/22
50	30291857	MF	Battle Creek	MI	Actual/360	4.737%	15,621.33	9,381.59	0.00	N/A	02/06/23	--	3,956,852.97	3,947,471.38	10/06/22
51	30304767	LO	Cedar City	UT	Actual/360	4.795%	14,065.64	8,219.79	0.00	N/A	03/06/23	--	3,520,077.93	3,511,858.14	10/06/22
52	30304783	RT	Dexter	MO	Actual/360	4.248%	11,667.43	8,252.58	0.00	N/A	03/06/23	--	3,295,496.21	3,287,243.63	10/06/22
53	30304782	RT	Blytheville	AR	Actual/360	4.248%	11,667.43	8,252.58	0.00	N/A	03/06/23	--	3,295,496.44	3,287,243.86	10/06/22
54	30292032	RT	Chapel Hill	NC	Actual/360	4.566%	10,793.54	6,822.66	0.00	N/A	03/06/23	--	2,836,673.74	2,829,851.08	10/06/22
55	30304766	RT	Huntsville	AL	30/360	5.040%	7,939.83	10,745.84	0.00	N/A	09/01/23	--	1,890,436.49	1,879,690.65	10/01/22
56	30304799	MF	Ypsilanti	MI	Actual/360	4.550%	8,744.08	5,526.41	0.00	N/A	04/01/23	--	2,306,132.12	2,300,605.71	10/01/22
58	30304797	SS	Reynoldsburg	OH	Actual/360	4.700%	6,755.56	6,188.98	0.00	N/A	03/01/23	--	1,724,824.69	1,718,635.71	10/01/22
59	30304796	SS	Cedar Park	TX	Actual/360	4.660%	5,146.65	4,740.03	0.00	N/A	04/01/23	--	1,325,318.27	1,320,578.24	10/01/22
Totals							1,615,376.02	12,457,848.72	0.00				438,274,623.66	425,816,774.94

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,799,570.68	6,229,354.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,270,078.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,603,452.62	352,851.82	04/01/21	03/31/22	08/08/22	0.00	0.00	155,546.51	1,248,920.89	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,158,831.72	931,255.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	3,364,290.20	3,603,790.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,338,843.74	1,716,196.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,477,243.19	2,696,695.14	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,101,974.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,095,958.00	1,888,610.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	900,817.08	939,449.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	943,740.22	284,882.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	987,367.43	1,345,904.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	650,093.93	889,319.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	2,239,110.20	1,794,491.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	369,820.30	1,185,949.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,099,069.61	1,104,104.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	270,007.00	622,543.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	716,094.18	708,585.97	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1,064,832.28	890,321.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	329,690.26	330,405.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	329,690.26	330,405.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	567,651.49	567,891.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	367,148.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	699,410.00	667,984.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	35,744,786.76	29,080,990.91				0.00	0.00	155,546.51	1,248,920.89	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
23	30291679	11,331,762.99	Payoff Prior to Maturity	0.00	0.00
Totals		11,331,762.99		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/22	0	0.00	0	0.00	1	25,252,923.61	0	0.00	0	0.00	0	0.00	0	0.00	1	11,331,762.99	4.427464%	4.390273%	6
09/12/22	0	0.00	0	0.00	1	25,313,706.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422915%	4.386112%	7
08/12/22	0	0.00	0	0.00	1	25,371,076.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422951%	4.386149%	8
07/12/22	0	0.00	0	0.00	1	25,428,223.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422986%	4.386185%	9
06/10/22	0	0.00	0	0.00	1	25,488,345.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423024%	4.386223%	10
05/12/22	0	0.00	1	25,545,036.54	0	0.00	0	0.00	0	0.00	1	5,671,640.03	0	0.00	0	0.00	4.423058%	4.386257%	11
04/12/22	1	25,604,719.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423095%	4.386294%	12
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,160,750.52	4.423128%	4.386328%	13
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424604%	4.387851%	14
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424635%	4.387882%	15
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424665%	4.387913%	16
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424698%	4.387946%	17
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	30304794	02/06/22	7	6	155,546.51	1,248,920.89	90,269.20	25,726,660.65	03/07/22	2
Totals					155,546.51	1,248,920.89	90,269.20	25,726,660.65

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		419,013,592	393,760,668	25,252,924		0
7 - 12 Months		1,879,691	1,879,691	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,923,492	4,923,492	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	425,816,775	400,563,851	0	0	25,252,924	0
Sep-22	438,274,624	412,960,918	0	0	25,313,706	0
Aug-22	439,371,676	414,000,600	0	0	25,371,076	0
Jul-22	440,464,554	415,036,331	0	0	25,428,223	0
Jun-22	441,607,055	416,118,710	0	0	25,488,346	0
May-22	442,691,427	417,146,391	0	25,545,037	0	0
Apr-22	443,825,725	418,221,005	25,604,719	0	0	0
Mar-22	444,901,655	444,901,655	0	0	0	0
Feb-22	448,302,671	448,302,671	0	0	0	0
Jan-22	449,374,371	449,374,371	0	0	0	0
Dec-21	450,441,993	450,441,993	0	0	0	0
Nov-21	451,560,563	451,560,563	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	30304794	25,252,923.61	25,726,660.65	34,300,000.00	05/13/22	(110,136.18)	(0.06000)	03/31/22	04/06/23	245
Totals		25,252,923.61	25,726,660.65	34,300,000.00		(110,136.18)

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	30304794	OF	CT	03/07/22	2

10/6/2022- Loan transferred to Special Servicing 3/07/2022 due to payment default. The subject loan is secured by a 418,810 Sf office building in Hartford, CT. The borrower has been contacted. Counsel has been engaged. Obligors executed a pre-negotiation agreement on 03/23/2022. Notice of Default and Demand sent 4/18/2022. Notice of Acceleration sent on 05/06/2022. Modification proposal declined 06/09/2022. Foreclosure action filed in June 2022 is pending.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30304788	2,986,097.44	4.86000%	6,443,989.06	4.86000%	8	06/05/17	06/05/17	06/26/17
12	30304787	3,724,733.47	4.86000%	3,828,407.37	4.86000%	8	06/05/17	06/05/17	06/26/17
13	30304786	6,165,386.69	4.86000%	3,069,019.69	4.86000%	8	06/05/17	06/05/17	06/22/17
18	30291902	15,370,600.00	4.86000%	17,701,280.00	4.17077%	9	03/14/13	03/14/13	03/14/13
39	30304773	0.00	4.73500%	0.00	4.73500%	8	02/07/22	09/30/20	03/04/22
Totals		28,246,817.60		31,042,696.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	30304781	09/12/19	35,786,082.42	29,925,000.00	27,003,847.38	979,175.43	27,003,847.38	26,024,671.95	9,485,712.48	0.00	0.00	9,485,712.48	18.32%
11	30304788	11/13/19	5,926,931.46	6,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	30304787	11/13/19	3,346,019.47	3,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30304786	11/13/19	2,682,316.22	2,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
28	30291211	08/12/21	6,785,581.99	3,610,000.00	5,314,325.96	970,570.06	5,314,325.96	4,343,755.90	2,441,826.09	0.00	(19,512.37)	2,461,338.46	24.86%
35	30304775	04/11/14	7,920,612.44	21,000,000.00	74,661.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			62,447,544.00	67,035,000.00	32,392,834.36	1,949,745.49	32,318,173.34	30,368,427.85	11,927,538.57	0.00	(19,512.37)	11,947,050.94

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4	30304781	09/12/19	0.00	0.00	9,485,712.48	0.00	0.00	9,485,712.48	0.00	0.00	9,485,712.48
11	30304788	11/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	30304787	11/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30304786	11/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	30291211	07/12/22	0.00	0.00	2,461,338.46	0.00	0.00	980.77	0.00	0.00	2,445,094.86
		10/13/21	0.00	0.00	2,460,357.69	0.00	0.00	2,288.00	0.00	0.00
		08/12/21	0.00	0.00	2,441,826.09	0.00	0.00	2,441,826.09	0.00	0.00
35	30304775	04/25/14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,947,050.94	0.00	0.00	11,930,807.34	0.00	0.00	11,930,807.34

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,273.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	773.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(184.99)	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	892.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	426.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	449.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,500.00	0.00
51	0.00	0.00	0.00	0.00	222.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,273.69	0.00	2,765.29	0.00	0.00	0.00	(184.99)	0.00	1,500.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,353.99

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $86,603,000.00 of Class PEZ was exchanged for $39,790,000.00 of Class A-M, $29,258,000.00 of Class B, and $17,555,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28